THE LAZARD FUNDS, INC.

30 Rockefeller Plaza

New York, New York 10112

December 29, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Deborah O’Neal

Re:      The Lazard Funds, Inc. (the “Fund”)

Registration Statement on Form N-1A (File Nos. 811-06312; 33-40682)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Fund hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 147 to the Fund’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 147 to the Fund’s Registration Statement on Form N-1A was filed electronically on December 27, 2022.

THE LAZARD FUNDS, INC.

By: /s/ Jessica Falzone

Jessica Falzone

Assistant Secretary